Supplemental Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues
Gathering revenue - related party	$ 88,091	[1]	$ 102,427		$ 77,645
Gathering revenue	74,922	[1]	28,528		5,749
Processing revenue - related party	25,652	[1]	28,798		27,590
Processing revenue	8,481	[1]	2,714		2,606
Product sales	42,317	[1]	43,353
Total operating revenues	239,463	[1]	205,820	[2]	113,590
Operating expenses
Product purchases	23,853	[1]	38,787
Product purchases - related party	15,152	[1]
Operations and maintenance	43,108	[1]	36,303		25,702
General and administrative	29,582	[1]	24,153		17,657
Depreciation, amortization and accretion	51,908	[1]	33,812		22,359
Total operating expenses	163,603	[1]	133,055		65,718
Gain from exchange of property, plant and equipment		[1]	1,106
Operating income	75,860	[1]	73,871	[2]	47,872
Interest and debt expense	(35,765)	[1]	(27,617)		(13,550)
Income before income taxes	40,095	[1]	46,254		34,322
Income tax expense (benefit)	1,206	[1]	1,251		(550)
Net income	38,889	[1]	45,003		34,872
General partner's interest in net income	22,218	[1]	7,735		2,526
Limited partners' interest in net income	$ 16,671	[1]	$ 37,268		$ 32,346
Basic income per unit:
Net income per limited partner unit	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.11
Diluted income per unit:
Net income per limited partner unit	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.03

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.